Debt- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Jul. 17, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Abl Facility	Sep. 30, 2012 Abl Facility	Dec. 31, 2011 Abl Facility	Dec. 31, 2011 Abl Facility Scenario 1	Sep. 30, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Sep. 30, 2012 Senior Notes	Sep. 30, 2012 Senior Secured Notes Due Two Thousand Twenty	Dec. 31, 2011 Letter of Credit Abl Facility	Dec. 31, 2011 Swingline Loans Abl Facility	Jul. 17, 2012 Minimum	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jul. 17, 2012 Maximum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jul. 17, 2012 Revolving Credit Facility	Sep. 30, 2012 Northern Tier Energy LP	Dec. 31, 2011 Northern Tier Energy LP
Debt Instrument [Line Items]
Debt principal amount												$ 275.0										$ 290.0	$ 290.0
Debt Interest Rate									10.50%	10.50%		7.125%
Revolving credit facility, borrowing capacity	450.0	192.0				300.0	300.0	400.0					150.0	30.0
Revolving credit facility, maturity date		Dec. 01, 2017					Dec. 01, 2015		Dec. 01, 2017	Dec. 01, 2017											Dec. 01, 2015
Debt, date of first required payment									Jun. 01, 2011	Jun. 01, 2011
Principal amount of debt redeemed									29
Percentage value of redemption of secured notes									103.00%
Redemption value of secured notes									31
Long-term debt		261.0	290.0	290.0					261.0			261.0										261.0	290.0
Deferred offering costs impairment expense											1.1
Additional interest expense on the redemption		0.9
Percentage of premium on redemption		3.00%
New Senior Secured Notes Due		2020
Change in aggregate principal amount of revolving credit facility															100			150
Extended debt instrument maturity date.																					Jul. 17, 2017
Springing financial convenient percentage	15.00%	12.50%	15.00%
Commitment amount	300		300
Criteria credit availability minimum amount		22.5	22.5
Fixed coverage ratio															1.0		1.0
Credit facility, covenant terms	The Amended ABL Facility also revised the springing financial covenant to provide that, if the amount available under the revolving credit facility is less than the greater of (i) 12.5% (changed from 15%) of the lesser of (x) the $300 million commitment amount and (y) the then-applicable borrowing base and (ii) $22.5 million, the Company must comply with a minimum Fixed Charge Coverage Ratio (as defined in the Amended ABL Facility) of at least 1.0 to 1.0.		The ABL Facility has a minimum fixed charge coverage ratio financial covenant requirement of at least 1.0 to 1.0. The covenant is operative when the Company's availability under the facility is less than the greater of (a) 15% of the lesser of the $300 million commitment amount or the borrowing base or (b) $22.5 million.
Interest Expense		3.5
Alternate base rate																1.00%	1.75%		1.50%	2.25%
LIBOR rate plus applicable margin																2.00%	2.75%		2.50%	3.25%
Alternative base rate						One-month LIBOR rate plus 100 basis	One-month LIBOR rate plus 100 basis
Federal fund effective rate						0.50%	0.50%
LIBOR rate plus applicable margin						1.00%	1.00%
Annual commitment fee																0.375%	0.375%		0.50%	0.625%
Debt, interest rate description			(a) an alternative base rate, plus an applicable margin (ranging between 1.75% and 2.25%) or (b) a LIBOR rate plus applicable margin (ranging between 2.75% and 3.25%). The alternate base rate is the greater of (a) the prime rate, (b) the Federal Funds Effective rate plus 50 basis points, or (c) one-month LIBOR rate plus 100 basis points and a spread of up to 225 basis points based upon percentage utilization of this facility.		A) an alternative base rate, plus an applicable margin (ranging between 1.00% and 1.50%) or (b) a LIBOR rate plus applicable margin (ranging between 2.00% and 2.50%). The alternate base rate is the greater of (a) the prime rate, (b) the Federal Funds Effective rate plus 50 basis points, or (c) the one-month LIBOR rate plus 100 basis points and a spread of up to 225 basis points based upon percentage utilization of this facility.
Availability under the revolving credit facility			108.0																168.0
Outstanding letter of credit		$ 24.0	$ 61.6